SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Semi-Annual Report

March 31, 2014

(Unaudited)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

3M Co.	5,926,201	$803,948,428
Abbott Laboratories	14,491,838	558,080,681
AbbVie, Inc.	14,947,035	768,277,599
Accenture PLC (Class A)	5,993,226	477,779,977
ACE, Ltd.	3,188,705	315,873,117
Actavis PLC(a)	1,639,335	337,457,110
Adobe Systems, Inc.(a)	4,356,838	286,418,530
Aetna, Inc.	3,446,128	258,356,216
AFLAC, Inc.	4,291,790	270,554,442
Agilent Technologies, Inc.	3,135,912	175,360,199
AGL Resources, Inc.	1,113,839	54,533,557
Air Products & Chemicals, Inc.	1,981,225	235,845,024
Airgas, Inc.	624,867	66,554,584
Akamai Technologies, Inc.(a)	1,665,559	96,952,189
Alcoa, Inc.	10,060,106	129,473,564
Alexion Pharmaceuticals, Inc.(a)	1,860,544	283,044,559
Allegheny Technologies, Inc.	1,015,674	38,270,596
Allegion PLC	837,087	43,670,829
Allergan, Inc.	2,808,087	348,483,597
Alliance Data Systems Corp.(a)	498,832	135,906,778
Altera Corp.	3,017,246	109,344,995
Altria Group, Inc.	18,746,087	701,666,036
Amazon.com, Inc.(a)	3,500,131	1,177,864,084
Ameren Corp.	2,279,586	93,918,943
American Electric Power Co., Inc.	4,566,588	231,343,348
American Express Co.	8,599,995	774,257,550
American International Group, Inc.	13,801,397	690,207,864
American Tower Corp.	3,717,208	304,327,819
Ameriprise Financial, Inc.	1,796,605	197,752,312
AmerisourceBergen Corp.	2,156,144	141,421,485
AMETEK, Inc.	2,281,211	117,459,554
Amgen, Inc.	7,103,776	876,179,732
Amphenol Corp. (Class A)	1,483,034	135,920,066
Anadarko Petroleum Corp.	4,739,466	401,717,138
Analog Devices, Inc.	2,939,909	156,226,764
Aon PLC	2,821,662	237,809,673
Apache Corp.	3,743,234	310,501,260
Apartment Investment & Management Co. (Class A)	1,366,643	41,299,951
Apple, Inc.	8,394,642	4,505,740,147
Applied Materials, Inc.	11,392,609	232,637,076
Archer-Daniels-Midland Co.	6,166,465	267,562,916
Assurant, Inc.	685,037	44,500,004
AT&T, Inc.	49,007,604	1,718,696,672
Autodesk, Inc.(a)	2,110,150	103,777,177
Automatic Data Processing, Inc.	4,532,889	350,211,004

Common Stocks	Shares	Value

AutoNation, Inc.(a)	605,682	$32,240,453
Autozone, Inc.(a)	318,960	171,313,416
AvalonBay Communities, Inc.	1,144,357	150,276,961
Avery Dennison Corp.	905,521	45,882,749
Avon Products, Inc.	4,059,845	59,436,131
Baker Hughes, Inc.	4,114,866	267,548,587
Ball Corp.	1,357,050	74,379,911
Bank of America Corp.	99,462,033	1,710,746,968
Baxter International, Inc.	5,110,359	376,020,215
BB&T Corp.	6,687,005	268,616,991
Beam, Inc.	1,555,828	129,600,472
Becton, Dickinson & Co.	1,819,363	213,011,020
Bed Bath & Beyond, Inc.(a)	2,020,711	139,024,917
Bemis Co., Inc.	955,553	37,495,900
Berkshire Hathaway, Inc. (Class B)(a)	16,937,879	2,116,726,739
Best Buy Co., Inc.	2,525,501	66,698,481
Biogen Idec, Inc.(a)	2,224,551	680,423,414
BlackRock, Inc.	1,190,804	374,484,042
BorgWarner, Inc.	2,132,184	131,065,350
Boston Properties, Inc.	1,439,246	164,836,844
Boston Scientific Corp.(a)	12,517,294	169,233,815
Bristol-Myers Squibb Co.	15,469,494	803,640,213
Broadcom Corp. (Class A)	5,189,782	163,374,337
Brown-Forman Corp. (Class B)	1,518,109	136,159,196
C.H. Robinson Worldwide, Inc.	1,428,613	74,845,035
C.R. Bard, Inc.	733,055	108,477,479
CA, Inc.	3,060,453	94,782,229
Cablevision Systems Corp. (Class A)	2,005,961	33,840,562
Cabot Oil & Gas Corp.	3,946,790	133,717,245
Cameron International Corp.(a)	2,034,329	125,660,502
Campbell Soup Co.	1,686,215	75,677,329
Capital One Financial Corp.	5,403,991	416,971,946
Cardinal Health, Inc.	3,225,538	225,723,149
CareFusion Corp.(a)	1,991,389	80,093,666
CarMax, Inc.(a)	2,092,800	97,943,040
Carnival Corp.	4,104,966	155,414,013
Caterpillar, Inc.	6,000,897	596,309,135
CBRE Group, Inc. (Class A)(a)	2,620,071	71,868,548
CBS Corp. (Class B)	5,232,318	323,357,252
Celgene Corp.(a)	3,822,232	533,583,587
CenterPoint Energy, Inc.	4,023,477	95,316,170
CenturyLink, Inc.	5,441,623	178,702,899
Cerner Corp.(a)	2,766,166	155,596,838
CF Industries Holdings, Inc.	522,423	136,164,331
Chesapeake Energy Corp.	4,737,137	121,365,450
Chevron Corp.	17,967,057	2,136,462,748

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

Chipotle Mexican Grill, Inc.(a)	289,983	$164,724,843
Chubb Corp.	2,312,693	206,523,485
CIGNA Corp.	2,591,601	216,994,752
Cincinnati Financial Corp.	1,379,523	67,127,589
Cintas Corp.	948,937	56,566,135
Cisco Systems, Inc.	48,522,219	1,087,382,928
Citigroup, Inc.	28,568,735	1,359,871,786
Citrix Systems, Inc.(a)	1,747,718	100,371,445
Cliffs Natural Resources, Inc.	1,423,685	29,128,595
Clorox Co.	1,214,868	106,920,533
CME Group, Inc.	2,953,959	218,622,506
CMS Energy Corp.	2,490,679	72,927,081
Coach, Inc.	2,629,548	130,583,354
Coca-Cola Enterprises, Inc.	2,273,763	108,594,921
Cognizant Technology Solutions Corp. (Class A)(a)	5,714,312	289,201,330
Colgate-Palmolive Co.	8,239,258	534,480,666
Comcast Corp. (Class A)	24,524,114	1,226,696,182
Comerica, Inc.	1,723,047	89,253,835
Computer Sciences Corp.	1,379,746	83,916,152
ConAgra Foods, Inc.	3,954,316	122,702,425
ConocoPhillips	11,536,161	811,568,926
CONSOL Energy, Inc.	2,139,451	85,471,067
Consolidated Edison, Inc.	2,752,114	147,650,916
Constellation Brands, Inc. (Class A)(a)	1,564,486	132,934,375
Corning, Inc.	13,114,015	273,033,792
Costco Wholesale Corp.	4,136,794	461,997,154
Covidien PLC	4,243,561	312,580,703
Crown Castle International Corp.	3,130,655	230,979,726
CSX Corp.	9,501,987	275,272,563
Cummins, Inc.	1,633,145	243,322,274
CVS Caremark Corp.	11,157,089	835,219,683
D.R. Horton, Inc.	2,632,901	57,002,307
Danaher Corp.	5,651,598	423,869,850
Darden Restaurants, Inc.	1,217,351	61,792,737
DaVita, Inc.(a)	1,654,086	113,883,821
Deere & Co.	3,481,854	316,152,343
Delphi Automotive PLC	2,624,773	178,117,096
Delta Air Lines, Inc.	8,020,387	277,906,410
Denbury Resources, Inc.	3,457,188	56,697,883
DENTSPLY International, Inc.	1,334,849	61,456,448
Devon Energy Corp.	3,603,236	241,164,585
Diamond Offshore Drilling, Inc.	655,218	31,948,430
DIRECTV(a)	4,462,065	340,991,007
Discover Financial Services	4,432,570	257,931,248
Discovery Communications, Inc. (Class A)(a)	2,116,596	175,042,489

Common Stocks	Shares	Value

Dollar General Corp.(a)	2,760,968	$153,178,505
Dollar Tree, Inc.(a)	1,950,391	101,771,402
Dominion Resources, Inc.	5,470,834	388,374,506
Dover Corp.	1,596,817	130,539,790
Dr. Pepper Snapple Group, Inc.	1,891,344	103,002,594
DTE Energy Co.	1,663,070	123,549,470
Duke Energy Corp.	6,646,813	473,386,022
Dun & Bradstreet Corp.	357,596	35,527,163
E*TRADE Financial Corp.(a)	2,689,938	61,922,373
E. I. du Pont de Nemours & Co.	8,721,938	585,242,040
Eastman Chemical Co.	1,443,388	124,434,479
Eaton Corp. PLC	4,471,577	335,904,864
eBay, Inc.(a)	10,962,948	605,593,248
Ecolab, Inc.	2,541,728	274,481,207
Edison International	3,053,767	172,873,750
Edwards Lifesciences Corp.(a)	1,030,957	76,466,081
Electronic Arts, Inc.(a)	2,907,242	84,339,090
Eli Lilly & Co.	9,293,924	547,040,367
EMC Corp.	19,067,654	522,644,396
Emerson Electric Co.	6,597,651	440,723,087
Ensco PLC (Class A)	2,195,672	115,887,568
Entergy Corp.	1,669,365	111,597,050
EOG Resources, Inc.	2,569,582	504,074,901
EQT Corp.	1,417,602	137,464,866
Equifax, Inc.	1,137,014	77,351,062
Equity Residential	3,140,873	182,139,225
Exelon Corp.	8,046,140	270,028,458
Expedia, Inc.	968,763	70,235,318
Expeditors International of Washington, Inc.	1,928,244	76,416,310
Express Scripts Holding Co.(a)	7,310,038	548,910,753
Exxon Mobil Corp.	40,671,522	3,972,794,269
F5 Networks, Inc.(a)	728,067	77,633,784
Facebook, Inc. (Class A)(a)	16,055,906	967,207,777
Family Dollar Stores, Inc.	905,485	52,527,185
Fastenal Co.	2,558,197	126,170,276
FedEx Corp.	2,612,867	346,361,650
Fidelity National Information Services, Inc.	2,728,189	145,821,702
Fifth Third Bancorp	8,020,374	184,067,583
First Solar, Inc.(a)	663,805	46,326,951
FirstEnergy Corp.	3,930,984	133,771,386
Fiserv, Inc.(a)	2,419,006	137,133,450
FLIR Systems, Inc.	1,343,474	48,365,064
Flowserve Corp.	1,314,241	102,957,640
Fluor Corp.	1,530,703	118,981,544
FMC Corp.	1,252,856	95,918,655
FMC Technologies, Inc.(a)	2,217,541	115,955,219

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

Ford Motor Co.	37,106,995	$578,869,122
Forest Laboratories, Inc.(a)	2,243,721	207,028,137
Fossil Group, Inc.(a)	463,373	54,033,926
Franklin Resources, Inc.	3,783,595	204,995,177
Freeport-McMoRan Copper & Gold, Inc.	9,771,820	323,154,087
Frontier Communications Corp.	9,404,680	53,606,676
GameStop Corp. (Class A)	1,105,605	45,440,366
Gannett Co., Inc.	2,136,011	58,953,904
Garmin, Ltd.	1,160,836	64,147,797
General Dynamics Corp.	3,061,516	333,460,323
General Electric Co.	94,424,744	2,444,656,622
General Growth Properties, Inc.	4,910,052	108,021,144
General Mills, Inc.	5,879,047	304,652,216
General Motors Co.	12,266,297	422,205,943
Genuine Parts Co.	1,446,699	125,645,808
Genworth Financial, Inc. (Class A)(a)	4,644,361	82,344,521
Gilead Sciences, Inc.(a)	14,471,946	1,025,482,094
Google, Inc. (Class A)(a)	2,655,312	2,959,371,777
Graham Holdings Co. (Class B)	40,835	28,737,631
H&R Block, Inc.	2,552,230	77,051,824
Halliburton Co.	8,005,180	471,425,050
Harley-Davidson, Inc.	2,072,521	138,050,624
Harman International Industries, Inc.	633,141	67,366,202
Harris Corp.	1,001,750	73,288,030
Hartford Financial Services Group, Inc.	4,205,189	148,317,016
Hasbro, Inc.	1,077,790	59,946,680
HCP, Inc.	4,267,594	165,539,971
Health Care REIT, Inc.	2,708,425	161,422,130
Helmerich & Payne, Inc.	1,003,161	107,899,997
Hess Corp.	2,574,389	213,365,360
Hewlett-Packard Co.	17,838,750	577,261,950
Honeywell International, Inc.	7,377,626	684,348,588
Hormel Foods Corp.	1,269,672	62,556,739
Hospira, Inc.(a)	1,559,121	67,431,983
Host Hotels & Resorts, Inc.	7,112,799	143,963,052
Hudson City Bancorp, Inc.	4,469,293	43,933,150
Humana, Inc.	1,462,074	164,804,981
Huntington Bancshares, Inc.	7,837,062	78,135,508
Illinois Tool Works, Inc.	3,682,588	299,504,882
Ingersoll-Rand PLC	2,435,080	139,383,979
Integrys Energy Group, Inc.	737,722	44,005,117
Intel Corp.	46,780,777	1,207,411,854
IntercontinentalExchange Group, Inc.(b)	1,078,186	213,297,536

Common Stocks	Shares	Value

International Business Machines Corp.	9,221,589	$1,775,063,667
International Flavors & Fragrances, Inc.	766,846	73,364,157
International Game Technology	2,344,088	32,957,877
International Paper Co.	4,158,816	190,806,478
Intuit, Inc.	2,669,903	207,531,560
Intuitive Surgical, Inc.(a)	356,747	156,251,619
Invesco, Ltd.	4,078,572	150,907,164
Iron Mountain, Inc.	1,558,696	42,973,249
Jabil Circuit, Inc.	1,732,970	31,193,460
Jacobs Engineering Group, Inc.(a)	1,241,220	78,817,470
Johnson & Johnson	26,614,549	2,614,347,148
Johnson Controls, Inc.	6,253,402	295,910,983
Joy Global, Inc.	943,819	54,741,502
JPMorgan Chase & Co.	35,622,083	2,162,616,659
Juniper Networks, Inc.(a)	4,734,142	121,951,498
Kansas City Southern	1,035,926	105,726,608
Kellogg Co.	2,409,708	151,112,789
Keurig Green Mountain, Inc.	1,215,356	128,329,440
KeyCorp	8,440,886	120,198,217
Kimberly-Clark Corp.	3,577,687	394,439,992
Kimco Realty Corp.	3,825,809	83,708,701
Kinder Morgan, Inc.	6,311,001	205,044,422
KLA-Tencor Corp.	1,563,268	108,084,350
Kohl’s Corp.	1,894,569	107,611,519
Kraft Foods Group, Inc.	5,611,436	314,801,560
L Brands, Inc.	2,285,400	129,742,158
L-3 Communications Holdings, Inc.	808,294	95,499,936
Laboratory Corp. of America Holdings(a)	823,271	80,853,445
Lam Research Corp.(a)	1,526,166	83,939,130
Legg Mason, Inc.	1,000,318	49,055,595
Leggett & Platt, Inc.	1,324,235	43,223,030
Lennar Corp. (Class A)	1,654,370	65,546,139
Leucadia National Corp.	2,938,419	82,275,732
Lincoln National Corp.	2,457,703	124,531,811
Linear Technology Corp.	2,198,043	107,022,714
Lockheed Martin Corp.	2,540,283	414,675,797
Loews Corp.	2,866,189	126,255,625
Lorillard, Inc.	3,454,122	186,798,918
Lowe’s Cos., Inc.	9,840,288	481,190,083
LSI Corp.	5,249,943	58,116,869
LyondellBasell Industries NV (Class A)	4,063,397	361,398,529
M & T Bank Corp.	1,233,060	149,570,178
Macy’s, Inc.	3,453,095	204,734,003

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

Marathon Oil Corp.	6,528,293	$231,884,967
Marathon Petroleum Corp.	2,773,290	241,387,162
Marriott International, Inc. (Class A)	2,116,113	118,544,650
Marsh & McLennan Cos., Inc.	5,142,990	253,549,407
Masco Corp.	3,363,599	74,705,534
MasterCard, Inc. (Class A)	9,602,716	717,322,885
Mattel, Inc.	3,183,529	127,691,348
McCormick & Co., Inc.	1,246,239	89,405,186
McDonald’s Corp.	9,326,756	914,301,891
McKesson Corp.	2,164,907	382,257,629
Mead Johnson Nutrition Co.	1,893,202	157,400,814
MeadWestvaco Corp.	1,667,583	62,767,824
Medtronic, Inc.	9,415,745	579,444,947
Merck & Co., Inc.	27,662,276	1,570,387,409
MetLife, Inc.	10,570,459	558,120,235
Michael Kors Holdings, Ltd.(a)	1,681,400	156,824,178
Microchip Technology, Inc.	1,873,980	89,501,285
Micron Technology, Inc.(a)	9,978,878	236,100,253
Microsoft Corp.	71,083,627	2,913,717,871
Mohawk Industries, Inc.(a)	573,796	78,024,780
Molson Coors Brewing Co. (Class B)	1,480,182	87,123,513
Mondelez International, Inc. (Class A)	16,018,781	553,448,884
Monsanto Co.	4,927,977	560,655,943
Monster Beverage Corp.(a)	1,272,961	88,407,141
Moody’s Corp.	1,781,063	141,273,917
Morgan Stanley	13,193,223	411,232,761
Motorola Solutions, Inc.	2,159,718	138,848,270
Murphy Oil Corp.	1,648,769	103,641,619
Mylan, Inc.(a)	3,502,213	171,013,061
Nabors Industries, Ltd.	2,456,871	60,561,870
National-Oilwell Varco, Inc.	4,032,485	314,009,607
NetApp, Inc.	3,119,896	115,124,162
Netflix, Inc.(a)	562,867	198,146,070
Newell Rubbermaid, Inc.	2,694,840	80,575,716
Newfield Exploration Co.(a)	1,268,576	39,782,543
Newmont Mining Corp.	4,663,382	109,309,674
News Corp. (Class A)(a)	4,664,620	80,324,756
NextEra Energy, Inc.	4,094,885	391,552,904
Nielsen Holdings NV	2,673,385	119,313,173
NIKE, Inc. (Class B)	7,003,859	517,305,026
NiSource, Inc.	2,939,850	104,452,871
Noble Corp. PLC	2,373,889	77,721,126
Noble Energy, Inc.	3,366,895	239,184,221
Nordstrom, Inc.	1,341,127	83,753,381
Norfolk Southern Corp.	2,913,993	283,152,700
Northeast Utilities	2,950,015	134,225,683
Northern Trust Corp.	2,105,678	138,048,250

Common Stocks	Shares	Value

Northrop Grumman Corp.	2,041,049	$251,824,626
NRG Energy, Inc.	3,038,982	96,639,628
Nucor Corp.	2,982,766	150,748,994
NVIDIA Corp.	5,221,451	93,516,187
O’Reilly Automotive, Inc.(a)	1,005,916	149,267,875
Occidental Petroleum Corp.	7,480,572	712,823,706
Omnicom Group, Inc.	2,411,639	175,084,991
Oneok, Inc.	1,932,800	114,518,400
Oracle Corp.	32,595,941	1,333,499,946
Owens-Illinois, Inc.(a)	1,550,190	52,442,928
PACCAR, Inc.	3,318,204	223,779,678
Pall Corp.	1,039,100	92,968,277
Parker-Hannifin Corp.	1,402,587	167,903,690
Patterson Cos., Inc.	788,830	32,941,541
Paychex, Inc.	3,035,841	129,326,827
Peabody Energy Corp.	2,529,106	41,325,592
Pentair, Ltd.	1,869,002	148,286,619
People’s United Financial, Inc.	2,980,913	44,326,176
Pepco Holdings, Inc.	2,338,582	47,894,159
PepsiCo, Inc.	14,327,977	1,196,386,079
PerkinElmer, Inc.	1,048,170	47,230,540
Perrigo Co. PLC	1,258,605	194,655,849
PetSmart, Inc.	972,224	66,976,511
Pfizer, Inc.	60,083,511	1,929,882,373
PG&E Corp.	4,303,684	185,919,149
Philip Morris International, Inc.	14,919,733	1,221,478,541
Phillips 66	5,532,046	426,299,465
Pinnacle West Capital Corp.	1,030,873	56,347,518
Pioneer Natural Resources Co.	1,338,589	250,503,545
Pitney Bowes, Inc.	1,872,220	48,658,998
Plum Creek Timber Co., Inc.	1,654,174	69,541,475
PNC Financial Services Group, Inc.	5,024,549	437,135,763
PPG Industries, Inc.	1,303,844	252,241,660
PPL Corp.	5,905,953	195,723,282
Praxair, Inc.	2,758,499	361,280,614
Precision Castparts Corp.	1,361,460	344,122,630
priceline.com, Inc.(a)	490,727	584,892,604
Principal Financial Group, Inc.	2,565,204	117,973,732
ProLogis, Inc.	4,673,187	190,806,225
Prudential Financial, Inc.	4,356,393	368,768,667
Public Service Enterprise Group, Inc.	4,740,761	180,812,625
Public Storage, Inc.	1,354,743	228,260,648
Pulte Group, Inc.	3,246,721	62,304,576
PVH Corp.	762,497	95,136,751
QEP Resources, Inc.	1,684,977	49,605,723
QUALCOMM, Inc.	15,911,163	1,254,754,314
Quanta Services, Inc.(a)	2,048,022	75,572,012

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

Quest Diagnostics, Inc.	1,369,908	$79,345,071
Ralph Lauren Corp.	562,011	90,444,430
Range Resources Corp.	1,529,127	126,871,667
Raytheon Co.	2,960,538	292,471,549
Red Hat, Inc.(a)	1,776,177	94,101,857
Regeneron Pharmaceuticals, Inc.(a)	741,109	222,540,211
Regions Financial Corp.	13,344,983	148,262,761
Republic Services, Inc.	2,531,067	86,461,249
Reynolds American, Inc.	2,938,741	156,987,544
Robert Half International, Inc.	1,299,198	54,501,356
Rockwell Automation, Inc.	1,299,199	161,815,235
Rockwell Collins, Inc.	1,265,873	100,852,102
Roper Industries, Inc.	930,247	124,197,277
Ross Stores, Inc.	2,031,669	145,365,917
Rowan Companies PLC (Class A)(a)	1,155,010	38,900,737
Ryder System, Inc.	488,586	39,047,793
Safeway, Inc.	2,160,094	79,793,872
Salesforce.com, Inc.(a)	5,279,319	301,396,322
SanDisk Corp.	2,117,235	171,898,310
SCANA Corp.	1,309,506	67,203,848
Schlumberger, Ltd.	12,302,976	1,199,540,160
Scripps Networks Interactive (Class A)	1,031,348	78,289,627
Seagate Technology PLC	3,092,603	173,680,584
Sealed Air Corp.	1,845,366	60,657,180
Sempra Energy	2,129,395	206,040,260
Sherwin-Williams Co.	807,297	159,142,458
Sigma-Aldrich Corp.	1,121,634	104,738,183
Simon Property Group, Inc.	2,955,675	484,730,700
SLM Corp.	4,091,283	100,154,608
Snap-on, Inc.	548,588	62,253,766
Southern Co.	8,352,547	367,010,915
Southwest Airlines Co.	6,603,193	155,901,387
Southwestern Energy Co.(a)	3,320,207	152,762,724
Spectra Energy Corp.	6,290,764	232,380,822
St. Jude Medical, Inc.	2,672,531	174,756,802
Stanley Black & Decker, Inc.	1,460,366	118,640,134
Staples, Inc.	6,193,597	70,235,390
Starbucks Corp.	7,111,574	521,847,300
Starwood Hotels & Resorts Worldwide, Inc.	1,795,006	142,882,478
State Street Corp.(c)	4,063,155	282,592,430
Stericycle, Inc.(a)	807,266	91,721,563
Stryker Corp.	2,766,429	225,380,971
SunTrust Banks, Inc.	5,016,393	199,602,277
Symantec Corp.	6,524,651	130,297,280
Sysco Corp.	5,503,149	198,828,773
T. Rowe Price Group, Inc.	2,465,036	202,995,715

Common Stocks	Shares	Value

Target Corp.	5,948,047	$359,916,324
TE Connectivity, Ltd.	3,845,647	231,546,406
TECO Energy, Inc.	1,912,850	32,805,378
Tenet Healthcare Corp.(a)	934,440	40,003,376
Teradata Corp.(a)	1,542,569	75,878,969
Tesoro Corp.	1,251,459	63,311,311
Texas Instruments, Inc.	10,203,933	481,115,441
Textron, Inc.	2,657,893	104,428,616
The ADT Corp.	1,717,564	51,441,042
The AES Corp.	6,171,734	88,132,362
The Allstate Corp.	4,208,787	238,133,168
The Bank of New York Mellon Corp.	10,683,380	377,016,480
The Boeing Co.	6,436,757	807,748,636
The Charles Schwab Corp.	10,994,138	300,469,792
The Coca-Cola Co.	35,653,829	1,378,377,029
The Dow Chemical Co.	11,439,079	555,824,849
The Estee Lauder Cos., Inc. (Class A)	2,399,913	160,506,181
The Gap, Inc.	2,494,472	99,928,548
The Goldman Sachs Group, Inc.	3,961,601	649,108,324
The Goodyear Tire & Rubber Co.	2,313,508	60,451,964
The Hershey Co.	1,403,577	146,533,439
The Home Depot, Inc.	13,249,936	1,048,467,436
The Interpublic Group of Cos., Inc.	3,916,477	67,128,416
The JM Smucker Co.	986,156	95,893,809
The Kroger Co.	4,878,623	212,951,894
The Macerich Co.	1,316,716	82,070,908
The McGraw-Hill Cos., Inc.	2,537,455	193,607,817
The Mosaic Co.	3,193,846	159,692,300
The NASDAQ OMX Group, Inc.	1,089,571	40,248,753
The Procter & Gamble Co.	25,513,537	2,056,391,082
The Progressive Corp.	5,175,376	125,347,607
The Travelers Cos., Inc.	3,318,451	282,400,180
The Walt Disney Co.	15,317,394	1,226,463,738
The Western Union Co.	5,176,991	84,695,573
The Williams Cos., Inc.	6,413,323	260,252,647
Thermo Fisher Scientific, Inc.	3,687,841	443,426,002
Tiffany & Co.	1,031,592	88,871,651
Time Warner Cable, Inc.	2,611,849	358,293,446
Time Warner, Inc.	8,401,920	548,897,434
TJX Cos., Inc.	6,691,387	405,832,622
Torchmark Corp.	847,653	66,710,291
Total System Services, Inc.	1,566,159	47,626,895
Tractor Supply Co.	1,308,342	92,408,195
Transocean, Ltd.	3,176,400	131,312,376

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Common Stocks	Shares	Value

TripAdvisor, Inc.(a)	1,038,557	$94,082,879
Twenty-First Century Fox, Inc. (Class A)	18,267,119	583,999,794
Tyco International, Ltd.	4,362,014	184,949,394
Tyson Foods, Inc. (Class A)	2,556,361	112,505,448
U.S. Bancorp	17,150,665	735,077,502
Union Pacific Corp.	4,283,033	803,753,973
United Parcel Service, Inc. (Class B)	6,700,208	652,466,255
United States Steel Corp.	1,326,681	36,629,662
United Technologies Corp.	7,911,806	924,415,413
UnitedHealth Group, Inc.	9,311,749	763,470,301
Unum Group	2,460,368	86,875,594
Urban Outfitters, Inc.(a)	1,028,254	37,500,423
V.F. Corp.	3,303,252	204,405,234
Valero Energy Corp.	5,012,485	266,162,954
Varian Medical Systems, Inc.(a)	996,500	83,696,035
Ventas, Inc.	2,761,175	167,244,370
VeriSign, Inc.(a)	1,214,849	65,492,510
Verizon Communications, Inc.	38,962,827	1,853,461,680
Vertex Pharmaceuticals, Inc.(a)	2,217,611	156,829,450
Viacom, Inc. (Class B)	3,751,378	318,829,616
Visa, Inc. (Class A)	4,773,124	1,030,326,547
Vornado Realty Trust	1,630,437	160,695,871
Vulcan Materials Co.	1,215,436	80,765,722
W.W. Grainger, Inc.	579,124	146,321,470
Wal-Mart Stores, Inc.	15,222,878	1,163,484,566
Walgreen Co.	8,223,834	543,019,759
Waste Management, Inc.	4,090,608	172,091,879

Common Stocks	Shares	Value

Waters Corp.(a)	797,332	$86,438,762
WellPoint, Inc.	2,661,449	264,947,248
Wells Fargo & Co.	45,054,444	2,241,008,045
Western Digital Corp.	1,972,476	181,112,746
Weyerhaeuser Co.	5,460,776	160,273,776
Whirlpool Corp.	736,474	110,073,404
Whole Foods Market, Inc.	3,487,437	176,847,930
Windstream Holdings, Inc.	5,583,327	46,006,614
Wisconsin Energy Corp.	2,123,302	98,839,708
Wyndham Worldwide Corp.	1,227,107	89,861,046
Wynn Resorts, Ltd.	757,031	168,174,437
Xcel Energy, Inc.	4,662,994	141,568,498
Xerox Corp.	10,492,418	118,564,323
Xilinx, Inc.	2,524,603	137,010,205
XL Group PLC	2,666,545	83,329,531
Xylem, Inc.	1,729,122	62,974,623
Yahoo!, Inc.(a)	8,843,639	317,486,640
Yum! Brands, Inc.	4,174,079	314,683,816
Zimmer Holdings, Inc.	1,591,296	150,504,776
Zions Bancorporation	1,737,238	53,819,633
Zoetis, Inc.	4,685,976	135,612,145

Total Common Stocks(d) (Cost $151,963,561,811)		$157,149,214,447

(a)	Non-income producing security.
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and IntercontinentalExchange Group, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2014, and for the period then ended are (Note 3):

	Number of Shares Held at 9/30/13	Cost at 9/30/13	Value at 9/30/13	Purchased*		Sold*		Number of Shares Held at 3/31/14	Value at 3/31/14	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,311,620	$267,282,534	$283,489,015	$167,177,946	2,405,878	$183,455,436	2,654,343	4,063,155	$282,592,430	$2,270,814	$28,277,858
Intercontinental Exchange Group, Inc.	700,086	116,441,088	127,009,602	200,057,531	974,625	123,722,930	596,525	1,078,186	213,297,536	1,477,585	26,034,454

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	8.12%
Pharmaceuticals	6.52
Insurance	4.20
Computers & Peripherals	3.97
Diversified Financial Services	3.77
Media	3.68
Software	3.59
IT Services	3.48
Internet Software & Services	3.18
Commercial Banks	2.99
Aerospace & Defense	2.77
Chemicals	2.61
Industrial Conglomerates	2.45
Diversified Telecommunication Services	2.45
Biotechnology	2.40
Food & Staples Retailing	2.33
Capital Markets	2.16
Specialty Retail	2.14
Beverages	2.14
Health Care Providers & Services	2.11
Semiconductors & Semiconductor Equipment	2.10
Household Products	1.96
Energy Equipment & Services	1.94
Real Estate Investment Trusts (REITs)	1.94
Health Care Equipment & Supplies	1.76
Machinery	1.75
Communications Equipment	1.75
Hotels, Restaurants & Leisure	1.71
Electric Utilities	1.64
Food Products	1.64
Tobacco	1.44
Internet & Catalog Retail	1.35
Multi-Utilities	1.26
Consumer Finance	0.98
Road & Rail	0.96
Textiles, Apparel & Luxury Goods	0.79
Electrical Equipment	0.75
Air Freight & Logistics	0.73
Automobiles	0.72
Multiline Retail	0.68
Metals & Mining	0.52
Life Sciences Tools & Services	0.48
Electronic Equipment, Instruments & Components	0.46
Auto Components	0.42
Household Durables	0.40
Commercial Services & Supplies	0.38
Airlines	0.28

INDUSTRY	PERCENT OF NET ASSETS**
Professional Services	0.18%
Construction & Engineering	0.17
Trading Companies & Distributors	0.17
Paper & Forest Products	0.16
Wireless Telecommunication Services	0.15
Containers & Packaging	0.14
Personal Products	0.14
Leisure Equipment & Products	0.12
Independent Power Producers & Energy Traders	0.12
Gas Utilities	0.11
Health Care Technology	0.10
Distributors	0.08
Office Electronics	0.08
Building Products	0.07
Diversified Consumer Services	0.07
Thrifts & Mortgage Finance	0.06
Construction Materials	0.05
Real Estate Management & Development	0.05
Other Assets & Liabilities	0.13

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$156,653,324,481
Investments in affiliates of the Trustee and the Sponsor, at value	495,889,966

Total investments	157,149,214,447
Cash	755,448,047
Receivable for investments sold	19,778,406
Dividends receivable — unaffiliated issuers net of withholding tax	181,697,440
Dividends receivable — affiliated issuers	1,063,908

Total Assets	158,107,202,248

LIABILITIES
Payable for investments purchased	19,442,434
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	1,304,703
Income distribution payable	702,181,898
Accrued Trustee expense	5,538,507
Accrued marketing expense	8,661,968
Accrued expenses and other liabilities	21,195,217

Total Liabilities	758,324,727

NET ASSETS	$157,348,877,521

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$160,056,917,878
Distribution in excess of net investment income	(721,807,436)
Accumulated net realized loss on investments	(7,171,885,557)
Net unrealized appreciation on investments	5,185,652,636

NET ASSETS	$157,348,877,521

NET ASSET VALUE PER UNIT	$186.99

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	841,482,116

COST OF INVESTMENTS:
Unaffiliated issuers	$151,465,468,766
Affiliates of the Trustee and the Sponsor	498,093,045

Total Cost of Investments	$151,963,561,811

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,650,706,054	$2,928,179,277	$2,135,559,412	$1,783,414,525
Dividend income — affiliates of the Trustee and the Sponsor	3,882,422	7,182,288	6,306,634	4,579,162
Foreign taxes withheld	(134,023)	(2,155,873)	—	—

Total Investment Income	1,654,454,453	2,933,205,692	2,141,866,046	1,787,993,687

EXPENSES
Trustee expense	45,860,323	74,263,542	55,224,103	49,583,282
S&P license fee	24,145,828	39,725,196	30,163,235	27,574,288
Marketing expense	15,897,767	26,083,464	19,708,823	17,790,322
Legal and audit services	238,586	475,897	895,131	262,513
Other expenses	1,166,670	3,081,480	2,692,302	1,438,294

Total Expenses	87,309,174	143,629,579	108,683,594	96,648,699
Trustee expense waiver	(12,192,235)	(20,385,210)	(15,559,404)	(12,589,426)

Net Expenses	75,116,939	123,244,369	93,124,190	84,059,273

NET INVESTMENT INCOME	1,579,337,514	2,809,961,323	2,048,741,856	1,703,934,414

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	11,225,354,636	16,411,092,129	8,742,019,176	12,378,051,573
Investment transactions — affiliates of the Trustee and the Sponsor	66,445,483	75,913,401	(418,387)	14,104,238
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	4,752,729,956	2,965,943,531	13,032,032,478	(13,392,528,820)
Investment transactions — affiliates of the Trustee and the Sponsor	(23,322,210)	65,931,190	35,928,935	(49,684,986)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	16,021,207,865	19,518,880,251	21,809,562,202	(1,050,057,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,600,545,379	$22,328,841,574	$23,858,304,058	$653,876,419

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,579,337,514	$2,809,961,323	$2,048,741,856	$1,703,934,414
Net realized gain (loss) on investment transactions	11,291,800,119	16,487,005,530	8,741,600,789	12,392,155,811
Net change in unrealized appreciation (depreciation) on investment transactions	4,729,407,746	3,031,874,721	13,067,961,413	(13,442,213,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,600,545,379	22,328,841,574	23,858,304,058	653,876,419

NET EQUALIZATION CREDITS AND CHARGES	14,839,563	69,879,138	115,422,459	136,345,475

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,596,985,580)	(2,898,906,428)	(2,209,395,148)	(1,859,515,384)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	202,637,366,845	421,569,465,638	412,781,633,972	442,329,234,719
Cost of Units redeemed	(205,916,185,841)	(414,539,883,142)	(397,131,183,744)	(438,449,217,218)
Net income equalization (Note 2)	(14,839,563)	(69,879,138)	(115,422,459)	(136,345,475)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(3,293,658,559)	6,959,703,358	15,535,027,769	3,743,672,026

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	12,724,740,803	26,459,517,642	37,299,359,138	2,674,378,536
NET ASSETS AT BEGINNING OF PERIOD	144,624,136,718	118,164,619,076	80,865,259,938	78,190,881,402

NET ASSETS AT END OF PERIOD*	$157,348,877,521	$144,624,136,718	$118,164,619,076	$80,865,259,938

UNIT TRANSACTIONS:
Units sold	1,125,150,000	2,724,700,000	3,116,800,000	3,550,100,000
Units redeemed	(1,144,750,000)	(2,684,200,000)	(3,011,050,000)	(3,520,350,000)

NET INCREASE (DECREASE)	(19,600,000)	40,500,000	105,750,000	29,750,000

*Includes undistributed (distributions in excess of) net investment income	$(721,807,436)	$(704,159,370)	$(615,214,265)	$(478,294,653)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009
Net asset value, beginning of year	$167.96		$144.00	$113.12	$114.13	$105.73	$116.52

Investment operations:
Net investment income(1)	1.78		3.36	2.77	2.42	2.20	2.32
Net realized and unrealized gain (loss) on investments	19.03		23.91	30.80	(1.16)	8.24	(10.90)

Total from investment operations	20.81		27.27	33.57	1.26	10.44	(8.58)

Net equalization credits and charges(1)	0.02		0.08	0.16	0.19	0.16	0.10

Less distributions from:
Net investment income	(1.80)		(3.39)	(2.85)	(2.46)	(2.20)	(2.31)

Net asset value, end of year	$186.99		$167.96	$144.00	$113.12	$114.13	$105.73

Total return(2)	12.44%		19.09%	29.96%	1.01%	10.08%	(6.90)%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.99	%(3)	2.15%	2.08%	1.92%	1.98%	2.58%
Total expenses(4)	0.09	%(3)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11	%(3)	0.11%	0.11%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(3)	0.11%	0.11%	0.11%	0.11%	0.10%
Portfolio turnover rate(5)	2.10%		2.99%	3.80%	3.72%	5.38%	6.68%
Net assets, end of year (000’s)	$157,348,878		$144,624,137	$118,164,619	$80,865,260	$78,190,881	$71,655,866

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(2)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)	Annualized.
(4)	Net of expenses waived by the Trustee.
(5)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2014 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On November 13, 2013, IntercontinentalExchange Group, Inc. (“ICE”) announced the completion of its acquisition of NYSE Euronext Holdings LLC (the parent company of the Sponsor). Upon the closing of the acquisition, IntercontinentalExchange, Inc. and NYSE Euronext Holdings LLC became wholly owned subsidiaries of ICE. As the parent company, ICE is the publicly-traded entity, trading on New York Stock Exchange LLC under the symbol “ICE”.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. Each security identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry, is valued based on Level 1 inputs.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2014 and did not have any transfers between levels for the six months ended March 31, 2014.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income, which may be subject to withholding tax, is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Trust has not recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Trust may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations, and interpretations thereof.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2013.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

At March 31, 2014, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30 of the year indicated:

2014	$1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	448,917,006
Non-Expiring – Long Term	625,288,341

During the tax year ended September 30, 2013, the Trust utilized capital loss carryforwards of $0 and had $380,379,645 of capital loss carryforwards expire.

During the six months ended March 31, 2014, the Trust reclassified $11,490,481,307 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2014, the $151,963,561,811 cost of investments for U.S. federal income tax purposes was equal to the cost for financial reporting purposes. Gross unrealized appreciation was $9,569,539,784 and gross unrealized depreciation was $4,383,887,148, resulting in net unrealized appreciation of $5,185,652,636.

Capital losses realized by the Trust after October 31 and ordinary income losses realized by the Trust after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Trust elected for U.S. federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Post October Loss Deferral	$0
Late Year Ordinary Loss Deferral	0

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee of $45,860,323 based on the following annual rates for the six months ended March 31, 2014:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2014, the Adjustment Amount reduced the Trustee’s fee by $2,132,156. The Adjustment Amount included an excess of net transaction fees from processing orders of $1,917,135 and a Trustee earnings credit of $215,021.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2015, so that the total operating expenses do not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2011, September 30, 2012, September 30, 2013 and the six months ended March 31, 2014 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

Investments in Affiliates of the Trustee and the Sponsor

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and IntercontinentalExchange Group, Inc., which is considered an affiliate of the Sponsor. Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2014 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (“Transaction Fee”) is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2014 (Unaudited)

value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2014, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $86,875,422,485, $90,176,988,821, $3,305,531,946, and $3,960,243,630, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $11,490,481,307.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2014 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	21.66%	158.95%	102.57%
Return Based on Bid/Ask Price	21.79%	159.86%	102.69%
S&P 500 Index	21.86%	161.07%	104.52%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	21.66%	20.96%	7.31%
Return Based on Bid/Ask Price	21.79%	21.05%	7.32%
S&P 500 Index	21.86%	21.16%	7.42%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Euronext Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRSAR